Revenue - Contract Details - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Unbilled due from customers for contract work	₩ 810,655	₩ 728,007
Due to customers for contract work	(641,064)	(782,968)
Construction contract in progress	₩ 169,591	₩ (54,961)